SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 242	$ 438	$ 99
Work in progress	277	148	2
Finished goods	263	44	66
Inventory Net	$ 782	$ 630	$ 167